Other Non-Current Assets, Net (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Assets, Noncurrent [Abstract]
Contract assets, net of current expected credit losses	$ 103	$ 48
Advances and other asset conveyances to third parties to support LNG terminal	24	22
Operating lease assets	4	5
Information technology service prepayments	3	3
Tax-related payments and receivables	2	3
Other	9	6
Total other non-current assets, net	$ 145	$ 87